Schedule II - Consolidated Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2011
Schedule II - Consolidated Valuation And Qualifying Accounts

PG&E Corporation

SCHEDULE II – CONSOLIDATED VALUATION AND QUALIFYING ACCOUNTS

For the Years Ended December 31, 2011, 2010, and 2009

(in millions)

	september 30000	september 30000	september 30000	september 30000	september 30000
Additions
Description	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts	Deductions (2)	Balance at End of Period
Valuation and qualifying accounts deducted from assets:
2011:
Allowance for uncollectible accounts(1)	$ 81	$ 60	$ -	$ 60	$ 81

2010:
Allowance for uncollectible accounts(1)	$ 68	$ 56	$ -	$ 43	$ 81

2009:
Allowance for uncollectible accounts(1)	$ 76	$ 68	$ -	$ 76	$ 68

(1)	Allowance for uncollectible accounts is deducted from "Accounts receivable – Customers."

(2)	Deductions consist principally of write-offs, net of collections of receivables previously written off.

Pacific Gas And Electric Company [Member]
Schedule II - Consolidated Valuation And Qualifying Accounts

Pacific Gas and Electric Company

SCHEDULE II – CONSOLIDATED VALUATION AND QUALIFYING ACCOUNTS

For the Years Ended December 31, 2011, 2010, and 2009

(in millions)

	september 30000	september 30000	september 30000	september 30000	september 30000
Additions
Description	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts	Deductions(2)	Balance at End of Period
Valuation and qualifying accounts deducted from assets:
2011:
Allowance for uncollectible accounts (1)	$ 81	$ 60	$ -	$ 60	$ 81
2010:
Allowance for uncollectible accounts (1)	$ 68	$ 56	$ -	$ 43	$ 81

2009:
Allowance for uncollectible accounts (1)	$ 76	$ 68	$ -	$ 76	$ 68

(1)	Allowance for uncollectible accounts is deducted from "Accounts receivable – Customers."

(2)	Deductions consist principally of write-offs, net of collections of receivables previously written off.